CONVERTIBLE NOTE PAYABLE AND NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF FAIR VALUE LIABILITIES MEASURED ON RECURRING BASIS

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of September 30, 2025, and December 31, 2024:

				Fair value at
	Level 1	Level 2	Level 3	September 30, 2025
Liabilities:
Derivative liabilities	$-	$-	$279,890	$279,890

				Fair value at
	Level 1	Level 2	Level 3	December 31, 2024
Liabilities:
Derivative liabilities	$-	$-	$214,382	$214,382

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2024 and 2023:

				Fair value at
	Level 1	Level 2	Level 3	December 31, 2024
Liabilities:
Derivative liabilities	$-	$-	$214,382	$214,382

				Fair value at
	Level 1	Level 2	Level 3	December 31, 2023
Liabilities:
Derivative liabilities	$-	$-	$213,569	$213,569

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE
Fair value at December 31, 2024	$214,382
Loss on change in fair value of derivative liabilities	65,508
Fair value at September 30, 2025	$279,890

The table below presents the change in the fair value of the derivative liability during the year ended December 31, 2024 and 2023:

Fair value at December 31, 2022	$307,973
Gain on change in fair value of derivative liabilities	(94,404)
Fair value at December 31, 2023	213,569
Loss on change in fair value of derivative liabilities	813
Fair value at December 31, 2024	$214,382